Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

On April 3, 2017, OMAG exercised its OMAG Options to purchase all of the shares of LLC owned by CCC-Oman and CCC-Panama thereby leaving OMAG and RCA as LLC’s two remaining shareholders. After the closing of the option purchase, the registered shareholders at the Ministry of Commerce & Industry in Oman will be amended to reflect the fact that CCC is no longer an LLC shareholder.

On April 4, 2017, the Company sold 266,667 restricted Common Shares to an accredited investor for proceeds of $80,000.

On April 11, 2017, the Company sold 132,275 Common Shares pursuant to the 2014 SEDA for proceeds of $50,000.

On April 13, 2017, the Company issued a non-interest bearing $100,000 convertible promissory note to an accredited investor due October 12, 2017 in exchange for cash of $50,000 and for the cancellation of a $50,000 convertible promissory note due April 13, 2017 and accrued interest (See Note 4). The Conversion Price of the convertible promissory note is $0.40 per share. In connection with the six month Note the Company issued 100,000 Warrants to the accredited investor, each of which is exercisable for the purchase of one restricted Common Share at the greater of (a) $0.50 or (b) eighty percent (80%) of the Market Price on the Trading Day immediately preceding the relevant Exercise Date. The Warrants expire on December 31, 2017.

On May 8, 2017, the Company issued a convertible promissory note to an accredited investor for the principal amount of $100,000 with interest at 12% per annum, due February 7, 2018 and convertible into the Company’s Common Stock after 180 days from the Note Issuance Date at a conversion price equal to 60% of the lowest trading price of the Common Stock during the twenty day period prior to the conversion.

On May 10, 2017, the Company and St. George Investments LLC executed an amendment to the $185,000 Convertible Promissory Note dated November 14, 2016 extending the May 16, 2017 Maturity Date to July 17, 2017. In consideration of the extension, the Company paid $10,000 to St. George Investments LLC.

On May 26, 2017, the Company sold 25,253 restricted Common Shares to an accredited investor for proceeds of $7,500.

On June 6, 2017, the Company sold 64,977 restricted Common Shares to an accredited investor for proceeds of $10,000.

On June 7, 2017, the Company sold 20,000 restricted Common Shares to an accredited investor for proceeds of $3,078.

On July 3, 2017, the Company issued a non-interest bearing $25,000 convertible promissory note to an accredited investor due January 2, 2018. The Conversion Price of the convertible promissory note is $0.15 per Common Share.

On July 7, 2017, the Company granted the aggregate of 1,950,000 stock options to three employees, three independent directors and two consultants pursuant to a Board of Directors resolution (the “July Strategic Options”). All such July Strategic Options are exercisable for the purchase of one share of the Company’s Common Stock at fifteen cents ($0.15) in cash or via a “cashless exercise feature”. All such July Strategic Options were granted as of July 7, 2017 (the “Grant Date”) which exercise price is in excess of 115% of the $0.13 closing sale price for a share of the Company’s Common Stock on July 6, 2017, All July Strategic Options are fully vested and are exercisable as of the Grant Date and all shall expire at 5pm Eastern Time on June 30, 2018. Eight individuals receiving grants of the July Strategic Options are: Frank J. Drohan, President, 500,000; Charles P. Kuczynski, VP and Secretary, 200,000; William Hanley, Controller, 100,000; 50,000 to each of three independent directors, Louis J. Lombardo, Jack A. Smith, and Alan M. Matus; Sam Hamdan, Consultant and Deputy Managing Director of Omagine LLC, 500,000 and Agron Telaku, consultant, 500,000.

On July 12, 2017, the Company and St. George Investments LLC executed a second amendment to the $185,000 Convertible Promissory Note dated November 14, 2016 extending the Maturity Date to August 17, 2017. In consideration of the extension, the Company paid $8,000 to St. George Investments LLC.

NOTE 11 – SUBSEQUENT EVENTS

On January 4, 2017, Omagine contributed 123,782 restricted Common Shares at a non-discounted valuation of $76,250 to all eligible employees of Omagine Inc. 401(k) Plan.

On January 4, 2017, Omagine issued 81,169 restricted Common Shares at a non-discounted valuation of $50,000 to each of the Corporation’s three independent directors based on the $0.616 closing price of the Corporation’s Common Stock on December 30, 2016 for the 50% non-cash payment of the $100,000 annual retainer due them.

On January 13, 2017, Omagine sold 18,051 restricted Common Shares to an accredited investor for proceeds of $10,000.

On January 20, 2017, Omagine sold 25,000 restricted Common Shares to an accredited investor for proceeds of $12,500.

On January 25,2017, Omagine sold 20,000 restricted Common Shares to an accredited investor for proceeds of $10,000.

On February 1, 2017, the President of the Company purchased 100,000 restricted Common Shares based on the $0.62 closing price of Omagine’s Common Stock on January 31, 2017 minus the Finnerty discount of 18% for proceeds of $51,000.

On February 2, 2017, the three independent Company directors each purchased 94,340 restricted Common Shares and the Company’s Vice President purchased 47,170 restricted Common Shares based on the $0.6414 closing price of Omagine’s Common Shares on February 1, 2017 minus the Finnerty discount of 18% for aggregate proceeds of $175,000.

On February 21, 2017, Omagine sold 200,000 restricted Common Shares to a non-U.S. person who is an accredited investor for proceeds of $100,000.

On March 31, 2017, the Company issued 93,750 restricted shares of Common Stock to its investor relations vendor as payment in full for $37,500 of services rendered for the period January 1, 2016 through March 31, 2017, and issued an additional 56,250 restricted shares of Common Stock to the same vendor as payment in full for $22,500 of services to be rendered for the period April 1, 2017 through December 31, 2017.

On April 3, 2017 Omagine exercised its option to purchase all of the shares of LLC owned by CCC-Oman and CCC-Panama. After the closing of the option purchase LLC will than have only two shareholders – Omagine and RCA.

On April 4, 2017, the Company sold 266,667 restricted Common Shares to an accredited investor for proceeds of $80,000.

On April 11, 2017, pursuant to the SEDA, Omagine sold 132,275 Common Shares to YA for proceeds of $50,000.